Cover	Mar. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2025
Entity File Number	001-38365
Entity Registrant Name	EYENOVIA, INC.
Entity Central Index Key	0001682639
Entity Tax Identification Number	47-1178401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23461 South Pointe Drive
Entity Address, Address Line Two	Suite 390
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	833
Local Phone Number	393-6684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	EYEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false